UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

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                                    FORM N-Q

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             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  INVESTMENT COMPANY ACT FILE NUMBER 811-06400

                         THE ADVISORS' INNER CIRCLE FUND
               (Exact name of registrant as specified in charter)

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                               101 Federal Street
                                Boston, MA 02110
               (Address of principal executive offices) (Zip code)

                                 SEI Corporation
                            One Freedom Valley Drive
                                 Oaks, PA 19456
                     (Name and address of agent for service)

       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: 1-877-446-3863

                    DATE OF FISCAL YEAR END: OCTOBER 31, 2010

                   DATE OF REPORTING PERIOD: JANUARY 31, 2010

ITEM 1. SCHEDULE OF INVESTMENTS



SCHEDULE OF INVESTMENTS                                    AIG MONEY MARKET FUND
JANUARY 31, 2010 (UNAUDITED)

   Face
  Amount                                                                 Value
   (000)                                                                 (000)
----------                                                            ----------
COMMERCIAL PAPER (A) (31.6%)
                Abbey National North America
$  100,000         0.110%, 02/05/10                                   $   99,999
                Allied Irish Banks North America
   100,000         0.300%, 02/12/10 (B)                                   99,991
                Banco Bilbao Vizcaya Argentaria
   100,000         0.320%, 05/05/10 (B)                                   99,917
                Calyon North America
   100,000         0.265%, 02/22/10                                       99,985
   100,000         0.300%, 06/01/10                                       99,900
                CBA Delaware Finance
    12,000         0.240%, 06/23/10                                       11,989
                Commerzbank US Finance
    75,000         0.210%, 03/26/10                                       74,977
   100,000         0.250%, 02/12/10                                       99,992
                Dexia Delaware
   250,000         0.300%, 03/31/10 to 04/26/10                          249,847
                Intesa Funding
    75,000         0.210%, 03/02/10                                       74,987
   100,000         0.220%, 03/01/10                                       99,983
                KBC Financial Products International
    75,000         0.500%, 03/04/10 (B)                                   74,968
                Lloyds TSB Bank
   100,000         0.110%, 02/01/10                                      100,000
                National Australia Funding Delaware
    50,000         0.180%, 04/08/10 (B)                                   49,983
                Natixis US Finance
   100,000         0.240%, 02/16/10                                       99,990
                Nordea North America
   100,000         0.200%, 02/17/10                                       99,991
                Rabobank USA Financial
    75,000         0.200%, 03/19/10                                       74,981
                Societe Generale North America
    75,000         0.230%, 04/19/10                                       74,963
                Svenska Handelsbanken
   100,000         0.240%, 02/26/10                                       99,983
                Bank of Montreal
   100,000         0.160%, 02/08/10                                       99,997
    50,000         0.170%, 02/19/10                                       49,996
   100,000         0.190%, 02/22/10                                       99,989

   Face
  Amount                                                                 Value
   (000)                                                                 (000)
----------                                                            ----------
                Swedbank
$  100,000         0.280%, 02/08/10                                   $   99,994
                Irish Life & Permanent Group
                   Holdings
    50,000         0.350%, 02/25/10 (B)                                   49,988
   100,000         0.500%, 02/03/10 (B)                                   99,997
                                                                      ----------
             TOTAL COMMERCIAL PAPER
                (Cost $2,286,387)                                      2,286,387
                                                                      ----------
CERTIFICATES OF DEPOSIT (33.5%)
                Banco Bilbao Vizcaya Argentaria
   100,000         0.210%, 02/17/10                                      100,001
                Bank of Ireland
   100,000         0.300%, 02/12/10                                      100,000
   100,000         0.330%, 02/22/10                                      100,000
    50,000         0.500%, 02/17/10                                       50,000
                Caixa Geral de Depositos
   100,000         0.200%, 03/19/10                                      100,000
                Commerzbank
   100,000         0.250%, 02/16/10                                      100,000
                Credit Industriel et Commercial
   100,000         0.250%, 04/27/10                                      100,000
    75,000         0.260%, 03/18/10                                       75,000
    75,000         0.290%, 02/17/10                                       75,000
                Fortis Bank
   100,000         0.200%, 03/15/10                                      100,000
   175,000         0.220%, 02/22/10 to 04/26/10                          175,001
                KBC Bank NY
   100,000         0.300%, 04/28/10                                      100,002
                Landesbank Hessen-Thueringen
    50,000         0.200%, 02/05/10                                       50,000
   100,000         0.270%, 02/08/10                                      100,000
                Mizuho Corporate Bank
   100,000         0.200%, 04/26/10                                      100,000
                National Australia Bank
   200,000         0.200%, 03/01/10                                      200,002
                National Bank of Canada
    75,000         0.270%, 05/14/10                                       75,002
                Natixis NY
    50,000         0.260%, 04/19/10                                       50,000
                Rabobank Nederland
    75,000         0.220%, 04/19/10                                       75,002

SCHEDULE OF INVESTMENTS                                    AIG MONEY MARKET FUND
JANUARY 31, 2010 (UNAUDITED)

   Face
  Amount                                                                 Value
   (000)                                                                 (000)
----------                                                            ----------
                Societe Generale NY
$   50,000         0.170%, 02/16/10                                   $   50,000
   100,000         0.190%, 03/02/10                                      100,000
                Sumitomo Mitsui Banking
   250,000         0.190%, 02/23/10 to 03/02/10                          250,000
                Svenska Handelsbanken NY
   100,000         0.200%, 02/16/10                                      100,000
                UBS
   100,000         0.330%, 05/13/10                                      100,003
                                                                      ----------
             TOTAL CERTIFICATES OF DEPOSIT
                (Cost $2,425,013)                                      2,425,013
                                                                      ----------
TIME DEPOSITS (15.5%)
                Abbey National
   100,000         0.120%, 02/01/10                                      100,000
                ANZ Banking Group
   150,000         0.130%, 02/01/10                                      150,000
                Bank of Nova Scotia
   242,920         0.120%, 02/01/10                                      242,920
                Calyon
    75,000         0.130%, 02/01/10                                       75,000
                Erste Bank
   150,000         0.130%, 02/01/10                                      150,000
                ING Bank
   100,000         0.130%, 02/01/10                                      100,000
                Mizuho Bank
   150,000         0.170%, 02/01/10                                      150,000
                Nordea Bank
   150,000         0.130%, 02/01/10                                      150,000
                                                                      ----------
             TOTAL TIME DEPOSITS
                (Cost $1,117,920)                                      1,117,920
                                                                      ----------

   Face
  Amount                                                                 Value
   (000)                                                                 (000)
----------                                                            ----------
REPURCHASE AGREEMENTS (C) (19.4%)
$  400,000      Barclays Bank
                0.110%, dated 01/29/10, to be
                repurchased on 02/01/10,
                repurchase price $400,003,667
                (collaterized by various
                U.S. Government obligations, ranging in
                par value $87,860,000-$316,925,000,
                0.750%-0.900%,
                04/08/10-03/18/11, with a total
                market value $408,001,572)                            $  400,000
 1,000,000      Deutsche Bank
                0.110%, dated 01/29/10, to be
                repurchased on 02/01/10,
                repurchase price $1,000,009,167
                (collaterized by various
                U.S. Government obligations,
                ranging in par value
                $122,550,000-$340,228,000,
                0.000%-3.625%,
                02/26/10-07/01/11, with a total
                market value $1,020,004,452)                           1,000,000
                                                                      ----------
             TOTAL REPURCHASE AGREEMENTS
                (Cost $1,400,000)                                      1,400,000
                                                                      ----------
             TOTAL INVESTMENTS (100.0%)
                (Cost $7,229,320) +                                    7,229,320
                                                                      ==========

Percentages are based on net assets of $7,229,552 (000).

(A) Discount notes. The rate reported is the effective yield at time of purchase.

(B) Securities sold within terms of a private placement memorandum, except from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors." On January 31, 2010, the value of these liquid securities amounted to $474,844 (000) representing 6.57% of the net assets of the Fund.

(C)  Tri-Party Repurchase Agreements.

+ For Federal tax purposes, the Fund's aggregate tax cost is equal to book cost.

For information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

SCHEDULE OF INVESTMENTS                                    AIG MONEY MARKET FUND
JANUARY 31, 2010 (UNAUDITED)

The following is a summary of the inputs used as of January 31, 2010 in valuing the Fund's investments in accordance with ASC 820 carried at value (000):

                                  Level 1     Level 2    Level 3      Total
                                  -------   ----------   -------   ----------
Investments in Securities
   Commercial Paper                 $--     $2,286,387     $--     $2,286,387
   Certificates of Deposit           --      2,425,013      --      2,425,013
   Time Deposits                     --      1,117,920      --      1,117,920
   Repurchase Agreements             --      1,400,000      --      1,400,000
                                    ---     ----------     ---     ----------
Total Investments in Securities     $--     $7,229,320     $--     $7,229,320
                                    ===     ==========     ===     ==========

AIG-QH-001-1300

ITEM 2. CONTROLS AND PROCEDURES

(a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "1940 Act")) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing date of this report.

(b) There were no significant changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.




ITEM 3. EXHIBITS.

(a) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                            The Advisors' Inner Circle Fund


By (Signature and Title)                /s/: Philip T. Masterson
                                        ----------------------------------------
                                        Philip T. Masterson
                                        President

Date: March 29, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)                /s/: Philip T. Masterson
                                        ----------------------------------------
                                        Philip T. Masterson
                                        President

Date: March 29, 2010


By (Signature and Title)                /s/: Michael Lawson
                                        ----------------------------------------
                                        Michael Lawson
                                        Treasurer, Controller & CFO

Date: March 29, 2010